Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2023	2022	2021
	$m	$m	$m
Employee compensation and benefits[1]	18,220	18,003	18,742
Capitalised wages and salaries[2]	1,403	1,285	870
Gross employee compensation and benefits for the year ended 31 Dec	19,623	19,288	19,612

Consists of:
Wages and salaries	17,359	16,970	17,072
Social security costs	1,507	1,403	1,503
Post-employment benefits	757	915	1,037
Year ended 31 Dec	19,623	19,288	19,612
1  In 2023 and 2022, employee compensation and benefits are presented in the income statement net of software capitalisation costs and costs included in the insurance contract fulfilment cash flow liabilities under IFRS 17. In 2021, employee compensation and benefits are presented net of software capitalisation costs in the income statement.
2  Comprises $1,043m (2022: $922m; 2021: $870m) software capitalisation costs and $360m (2022: $363m; 2021: n/a) costs included in the insurance contract fulfilment cash flow liabilities under IFRS 17.

Disclosure of average number of employees

Average number of persons employed by HSBC during the year by global business[1]
	2023	2022	2021
Wealth and Personal Banking	132,336	135,676	138,026
Commercial Banking	46,826	48,004	44,992
Global Banking and Markets	48,043	48,597	48,179
Corporate Centre	347	365	359
Year ended 31 Dec	227,552	232,642	231,556
1  Average number of persons employed represents the number of persons with contracts of service with the Group.

Average number of persons employed by HSBC during the year by legal entity[1]
	2023	2022	2021
HSBC UK Bank plc	20,415	20,501	21,447
HSBC Bank plc	14,809	15,405	16,823
The Hongkong and Shanghai Banking Corporation Limited	54,321	54,792	55,253
HSBC Bank Middle East Limited	3,316	3,338	3,429
HSBC North America Holdings Inc.	6,046	6,749	8,197
HSBC Bank Canada	4,354	4,241	4,369
Grupo Financiero HSBC, S.A. de C.V.	14,412	14,484	14,529
Other trading entities[2]	9,247	10,026	10,442
Holding companies, shared service centres and intra-Group eliminations	100,632	103,106	97,067
Year ended 31 Dec	227,552	232,642	231,556
1  Average number of persons employed represents the number of persons with contracts of service with the Group.
2  Other trading entities includes entities located in Oman, Türkiye, Egypt and Saudi Arabia.

Disclosure of total incentive awards granted to income statement charge

Reconciliation of total incentive awards granted to income statement charge
	2023	2022	2021
	$m	$m	$m
Total incentive awards approved for the current year	3,774	3,359	3,495
Less: deferred bonuses awarded, expected to be recognised in future periods	(353)	(343)	(379)
Total incentives awarded and recognised in the current year	3,421	3,016	3,116
Add: current year charges for deferred bonuses from previous years	375	239	270
Other	(56)	(22)	4
Income statement charge for incentive awards	3,740	3,233	3,390

Explanation of effect of share-based payments on entity's profit or loss	‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $482m was equity settled (2022: $400m;
2021: $467m), as follows:

	2023	2022	2021
	$m	$m	$m
Conditional share awards	499	402	479
Savings-related and other share award option plans	23	22	27
Year ended 31 Dec	522	424	506

Disclosure of terms and conditions of share-based payment arrangement

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long- term incentive (‘LTI’) awards delivered in shares)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
–Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are LTI awards, which are subject to performance conditions.
–Deferred share awards generally vest over a period of three, four, five or seven years.
–Vested shares may be subject to a retention requirement post-vesting.
–Awards are generally subject to malus and clawback provisions.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 30 jurisdictions.
–Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
–Matching awards are added at a ratio of one free share for every three purchased. In mainland China, matching awards are settled in cash.
–Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
–From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
–These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
–The exercise price is set at a 20% (2022: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number of other equity instruments

Movement on HSBC share awards
	2023	2022
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	126,246	109,364
Additions during the year	72,289	90,190
Released in the year	(70,054)	(67,718)
Forfeited in the year	(3,458)	(5,590)
Conditional share awards outstanding at 31 Dec	125,023	126,246
Weighted average fair value of awards granted ($)	5.84	5.60

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2023	115,651	2.89
Granted during the year[2]	23,382	4.70
Exercised during the year[3]	(49,007)	2.73
Expired during the year	(3,832)	3.78
Forfeited during the year	(2,200)	2.88
Outstanding at 31 Dec 2023	83,994	3.42
– of which exercisable	7,165	2.70
Weighted average remaining contractual life (years)	2.41

Outstanding at 1 Jan 2022	123,197	2.85
Granted during the year[2]	8,928	4.24
Exercised during the year[3]	(3,483)	3.49
Expired during the year	(9,047)	3.55
Forfeited during the year	(3,944)	2.79
Outstanding at 31 Dec 2022	115,651	2.89
– of which exercisable	4,029	4.11
Weighted average remaining contractual life (years)	2.26
1Weighted average exercise price.
2The weighted average fair value of options granted during the year was $1.92 (2022: $1.45).
3The weighted average share price at the date the options were exercised was $7.39 (2022: $6.22).

Disclosure of income statement charge

Income statement charge/(credit)
	2023	2022	2021
	$m	$m	$m
Defined benefit pension plans	(151)	42	243
Defined contribution pension plans	874	845	767
Pension plans	723	887	1,010
Defined benefit and contribution healthcare plans	34	28	27
Year ended 31 Dec	757	915	1,037

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	33,897	(27,011)	—	6,886
Defined benefit healthcare plans	107	(403)	—	(296)
At 31 Dec 2023	34,004	(27,414)	—	6,590
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,160)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,750

Defined benefit pension plans	32,171	(25,693)	—	6,478
Defined benefit healthcare plans	96	(388)	—	(292)
At 31 Dec 2022	32,267	(26,081)	—	6,186
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)				(1,096)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,282

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	25,121	7,050	(18,787)	(6,906)	—	—	6,334	144
Service cost	—	—	(10)	(150)	—	—	(10)	(150)
– current service cost	—	—	(14)	(135)	—	—	(14)	(135)
– past service cost and gains/(losses) from settlements		—	4	(15)	—	—	4	(15)
Net interest income/(cost) on the net defined benefit asset/ (liability)	1,247	298	(925)	(286)	—	—	322	12
Remeasurement effects recognised in other comprehensive income	(225)	110	7	(300)	—	—	(218)	(190)
– return on plan assets (excluding interest income)	(225)	110	—	—	—	—	(225)	110
– actuarial gains/(losses) financial assumptions	—	—	(123)	(327)	—	—	(123)	(327)
– actuarial gains/(losses) demographic assumptions	—	—	357	17	—	—	357	17
– actuarial gains/(losses) experience adjustments	—	—	(227)	10	—	—	(227)	10
– other changes	—	—	—	—	—	—	—	—
Exchange differences	1,472	228	(1,098)	(190)	—	—	374	38
Benefits paid	(1,063)	(548)	1,063	629	—	—	—	81
Other movements[2]	38	169	(32)	(26)	—	—	6	143
At 31 Dec 2023	26,590	7,307	(19,782)	(7,229)	—	—	6,808	78

At 1 Jan 2022	41,384	10,047	(32,255)	(10,022)	—	(23)	9,129	2
Service cost	—	—	(30)	(170)	—	—	(30)	(170)
– current service cost	—	—	(12)	(161)	—	—	(12)	(161)
– past service cost and losses from settlements	—	—	(18)	(9)	—	—	(18)	(9)
Net interest income/(cost) on the net defined benefit asset/ (liability)	703	198	(546)	(202)	—	(1)	157	(5)
Remeasurement effects recognised in other comprehensive income	(11,505)	(2,181)	9,532	2,360	—	(3)	(1,973)	176
– return on plan assets (excluding interest income)	(11,505)	(2,181)	—	—	—	—	(11,505)	(2,181)
– actuarial gains/(losses) financial assumptions	—	—	10,543	2,383	—	—	10,543	2,383
– actuarial gains/(losses) demographic assumptions	—	—	(123)	24	—	—	(123)	24
– actuarial gains/(losses) experience adjustments	—	—	(888)	(47)	—	—	(888)	(47)
– other changes	—	—	—	—	—	(3)	—	(3)
Exchange differences	(4,288)	(180)	3,325	35	—	2	(963)	(143)
Benefits paid	(1,222)	(616)	1,222	686	—	—	—	70
Other movements[2]	49	(218)	(35)	407	—	25	14	214
At 31 Dec 2022	25,121	7,050	(18,787)	(6,906)	—	—	6,334	144
1For further details of the principal plan, see page 392.
2Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.

Disclosure of information about maturity profile of defined benefit obligation	Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2024	2025	2026	2027	2028	2029-2033
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,125	1,160	1,196	1,234	1,273	6,988
Other plans[1]	465	473	456	478	476	2,403
1The duration of the defined benefit obligation is 12.9 years for the principal plan under the disclosure assumptions adopted (2022: 13.2 years) and 10.3 years for all other plans combined (2022: 10.2 years).
2For further details of the principal plan, see page
Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2023				31 Dec 2022
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	26,590	15,006	11,584	547	25,121	13,915	11,206	510
– equities[3]	83	—	83	—	112	—	112	—
– bonds fixed income	5,262	4,739	523	—	5,285	4,822	463	—
– bonds index-linked	10,300	10,300	—	—	9,479	9,479	—	—
– derivatives	1,061	—	1,061	547	1,203	—	1,203	510
– property	830	—	830	—	842	—	842	—
– pooled investment vehicles	9,087	—	9,087	—	8,586	—	8,586	—
– other	(33)	(33)	—	—	(386)	(386)	—	—
Other plans
Fair value of plan assets	7,307	5,361	1,946	39	7,050	5,848	1,202	37
– equities	556	556	—	3	639	486	153	2
– bonds fixed income	3,624	3,623	1	5	3,571	3,472	99	4
– bonds index-linked	90	90	—	—	58	58	—	—
– bonds other	447	415	32	—	1,357	1,007	350	—
– derivatives	2	(1)	3	—	4	(1)	5	—
– property	112	108	4	—	109	104	5	—
– other	2,476	570	1,906	31	1,312	722	590	31
1The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 37.
2For further details of the principal plan, see page 392.
3Includes $83m (2022: $112m) in relation to private equities.
Disclosure of defined benefit plans

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate (RPI)	Inflation rate (CPI)	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%
UK
At 31 Dec 2023	4.65	3.23	2.67	3.14	3.42
At 31 Dec 2022	4.93	3.39	2.84	3.27	3.34
1For further details of the principal plan, see page 392.

Mortality tables and average life expectancy at age 60 for the principal plan[1]
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2023	SAPS S3[2]	26.2	27.7	28.3	29.8
At 31 Dec 2022	SAPS S3	27.1	28.6	28.4	29.9
1For further details of the principal plan, see page 392.
2Self-administered pension scheme (‘SAPS’) S3 table, with different tables and multipliers adopted based on gender, pension amount and member status, reflecting the Scheme’s actual mortality experience. Improvements are projected in accordance with the Continuous Mortality Investigation’s
CMI 2022 core projection model with an initial addition to improvement of 0.25% per annum, a long-term rate of improvement of 1.25% per annum, a
0% weighting to 2020 and 2021 mortality experience, and a 25% weighting to 2022 mortality experience reflecting updated long-term view on mortality improvements post-pandemic.

Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation[2]
	Financial impact of increase		Financial impact of decrease
	2023	2022	2023	2022
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(599)	(582)	631	612
Inflation rate (RPI and CPI) – increase/decrease of 0.25%	500	466	(497)	(446)
Pension payments and deferred pensions – increase/decrease of 0.25%	622	551	(590)	(519)
Pay – increase/decrease of 0.25%	8	10	(6)	(10)
Change in mortality – increase/decrease of 1 year	613	470	(613)	(489)
1For further details of the principal plan, see page 392.
2  Sensitivities allow for HSBC UK’s convention of rounding pension assumptions during 2023 to the nearest 0.01% (2022: 0.01%).